Land Use Rights, Net - Land Use Rights, Net (Detail) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Real Estate [Abstract]
Land use rights	$ 5,315	$ 5,003
Less: accumulated amortization	(1,417)	(1,307)
Exchange differences	(113)	(28)
Land use rights, net	$ 3,785	$ 3,668